Prepaid Expenses and Deposits (Details) - Schedule of Prepaid Expenses and Deposits - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Schedule of Prepaid Expenses and Deposits [Abstract]
General insurance	$ 29,229	$ 28,900
Other prepaid deposits - current	71,349	34,576
Exploration license insurance - current	117,844	91,095
Prepaid expenses and deposits – current	218,422	154,571
Prepaid deposits - non-current	33,481	33,481
Exploration license insurance - non-current	497,300	560,000
Prepaid expenses and deposits – non-current	530,781	593,481
Total prepaid expenses and deposits	$ 749,203	$ 748,052